Summary of Significant Accounting Policies (Policies)	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 14, 2020	Jun. 30, 2020	Dec. 31, 2019
Basis of Presentation	Basis of Presentation The financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Basis of Presentation

The financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

The Company’s unaudited condensed interim financial statements have been prepared in accordance with U.S. GAAP and the rules and regulations of the SEC for interim financial information and the instructions to Form 10-Q. Accordingly, the financial statements do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, all adjustments considered for a fair presentation have been included. Operating results for the three and six months ended June 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020 or any other period. The accompanying unaudited condensed interim financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s prospectus filed with the SEC on May 20, 2020, as well as the Company’s audited balance sheet statement and notes thereto included in the Company’s Form 8-K filed with the SEC on May 28, 2020.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Loss Per Common Share

Net Loss Per Common Share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period, excluding shares of common stock subject to forfeiture. Net loss per common share is computed by dividing net gain/(loss) applicable to common stockholders by the weighted average number of common shares outstanding during the period, plus, to the extent dilutive, the incremental number of shares of common stock to settle warrants, as calculated using the treasury stock method. At February 14, 2020 and December 31, 2019, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company under the treasury stock method. As a result, diluted loss per common share is the same as basic loss per common share for the periods. In February 2020, the Company completed a stock split of 1 to 575 shares of Class B common stock, resulting in 5,750,000 shares of Class B common stock issued and outstanding. The financial statements have been retroactively adjusted to reflect the stock split for all periods presented.

Loss Per Common Share

Loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period. The Company applies the two-class method in calculating earnings per share. Shares of common stock subject to possible redemption at June 30, 2020, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Public Offering and the Private Placement to purchase 9,075,000 shares of Class A common stock, in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events. As a result, diluted loss per share is the same as basic loss per share for the periods presented. In February 2020, the Company completed a stock split of 1 to 575 shares of Class B common stock, resulting in 5,750,000 shares of Class B common stock issued and outstanding. The financial statements have been retroactively adjusted to reflect the stock split for all periods presented.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Financial Instruments

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

Reconciliation of Income (Loss) Per Common Share

Reconciliation of Income (Loss) Per Common Share

The Company’s net loss is adjusted for the portion of income that is attributable to shares of common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per share is calculated as follows:

	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020	Period from June 3, 2019 (Inception) through June 30, 2019
Net loss	$(85,289)	$(85,743)	$—
Less: Loss attributable to common stock subject to possible redemption	—	—	—

Adjusted net loss	$(85,289)	$(85,743)	$—

Weighted average shares outstanding, basic and diluted	7,480,788	6,240,394	5,000,000

Basic and diluter loss per common share	$(0.01)	$(0.01)	$—

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2019.

Class A Common Stock Subject To Possible Redemption

Class A Common Stock Subject To Possible Redemption

At discussed in Note 1, all of the 17,500,000 shares of Class A common stock sold as part of the Units in the Public Offering contain a redemption feature. In accordance with FASB ASC 480, “Distinguishing Liabilities From Equity,” redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of FASB ASC 480. Although the Company has not specified a maximum redemption threshold, its amended and restated certificate of incorporation provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

Offering Costs

Offering Costs

The Company complies with the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering.” The total offering costs incurred by the Company in connection with the Public Offering was $476,189. These costs and the underwriter discount, of $3,500,000, were charged to capital upon completion of the Public Offering on May 22, 2020.

Income Taxes

Income Taxes

The Company is included in the consolidated tax return of B. Riley Financial the parent (the “Parent”). The Company calculates the provision for income taxes by using a “separate return” method. Under this method the Company is assumed to file a separate return with the tax authority, thereby reporting its taxable income or loss and paying the applicable tax to, or receiving the appropriate refund from, the Parent. The Company’s current provision is the amount of tax payable or refundable on the basis of a hypothetical, current year, separate return.

Any difference between the tax provision (or benefit) allocated to the Company under the separate return method and payments to be made to (or received from) the Parent for tax expense are treated as either dividends or capital contribution. Accordingly, the amount by which the Company’s tax liability under the separate return method exceeds the amount of tax liability ultimately settled as a result of using incremental expenses of the Parent is periodically settled as a capital contribution from the Parent to the Company.

The Company complies with the accounting and reporting requirements of ASC Topic 740 “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of February 14, 2020 and December 31, 2019, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes since inception. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The provision for income taxes was deemed to be immaterial at December 31, 2019 and February 14, 2020.

Income Taxes

Prior to the change in ownership on May 22, 2020 as a result of the Public Offering, the Company was included in the consolidated tax return of B. Riley Financial (the “Parent”). During this period, the Company calculated the provision for income taxes by using a “separate return” method. Under this method the Company is assumed to file a separate return with the tax authority, thereby reporting its taxable income or loss and paying the applicable tax to, or receiving the appropriate refund from, the Parent. The current provision was the amount of tax payable or refundable on the basis of a hypothetical, current year, separate return. Following changes in ownership on May 22, 2020, the Company deconsolidated from the Parent for tax purposes. Beginning May 22, 2020, the Company files separate corporate federal and state and local income tax returns.

Any difference between the tax provision (or benefit) allocated to the Company under the separate return method and payments to be made by (or received from) the Parent for tax expense are treated as either dividends or capital contribution. Accordingly, the amount by which the Company’s tax liability under the separate return method exceeds the amount of tax liability ultimately settled as a result of using incremental expenses of the Parent is periodically settled as a capital contribution from the Parent to the Company.

The Company complies with the accounting and reporting requirements of ASC Topic 740 “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of June 30, 2020 and December 31, 2019, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

There was no provision for income taxes for the three and six months ended June 30, 2020 and 2019.

Unrecognized Tax Benefits

Unrecognized Tax Benefits

The Company recognizes tax positions in its financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements. There were no unrecognized tax benefits as of June 30, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for interest expense and penalties related to income tax matters as of June 30, 2020 and December 31, 2019. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Standards

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the Company’s financial statements.

EOS ENERGY STORAGE, LLC [Member]
Nature of Operations

Nature of Operations

Eos Energy Storage, LLC (“Eos” or the “Company”) is a United States based entity that was created on April 24, 2008 under the Delaware State laws. Eos designs, develops, manufactures, and sells innovative energy storage solutions for the electric utilities, and commercial and industrial end users. Eos has developed and has received patents on an innovative battery design relying on a unique zinc oxidation /reduction cycle to generate output current and to recharge. The Battery Management System (“BMS”) software uses proprietary Eos-developed algorithms and includes ambient and battery temperature sensors, as well as voltage and current sensors for the strings and the system. Eos and their partners focus on a collaborative approach to jointly develop and sell safe, reliable, long-lasting low-cost turn-key alternating current (“AC”) integrated systems using Eos’s Aurora direct current (“DC”) Battery System. The Company is also an investor in an unconsolidated joint venture (“JV”) which has the exclusive rights to manufacture the DC Battery Systems integrated with the BMS for DC Battery Systems that are sold and delivered in North America, subject to meeting certain performance targets. The Company’s major markets are integration of battery storage with solar that is connected to the utility power grid or the customer’s solar system that is not connected to the utility power grid, battery storage systems to be used by utilities to relieve congestion in the power grids and battery storage systems to assist commercial and industrial customers in reducing their peak energy usage or participating in the utilities ancillary and demand response markets. The location of the Company’s major markets are seen in North America, Europe, Africa, and Asia.

Nature of Operations

Eos Energy Storage, LLC (“Eos” or the “Company”) is a United States based entity that was created on April 24, 2008 under the Delaware State laws. Eos designs, develops, manufactures, and sells innovative energy storage solutions for the electric utilities, and commercial and industrial end users. Eos has developed and has received patents on an innovative battery design relying on a unique zinc oxidation /reduction cycle to generate output current and to recharge. The Battery Management System (“BMS”) software uses proprietary Eos-developed algorithms and includes ambient and battery temperature sensors, as well as voltage and current sensors for the strings and the system. Eos and their partners focus on a collaborative approach to jointly develop and sell safe, reliable, long-lasting low-cost turn-key alternating current (“AC”) integrated systems using Eos’s Aurora direct current (“DC”) Battery System. The Company is also an investor in an unconsolidated joint venture (“JV”) which has the exclusive rights to manufacture the DC Battery Systems integrated with the BMS for DC Battery Systems that are sold and delivered in North America, subject to meeting certain performance targets. The Company’s major markets are integration of battery storage with solar that is connected to the utility power grid or the customer’s solar system that is not connected to the utility power grid, battery storage systems to be used by utilities to relieve congestion in the power grids and battery storage systems to assist commercial and industrial customers in reducing their peak energy usage or participating in the utilities ancillary and demand response markets. The location of the Company’s major markets are seen in North America, Europe, Africa, and Asia.

Liquidity and Going Concern

Liquidity and Going Concern

The Company is in the development stage of its lifecycle and, as such, has no significant history of revenue generating activities. Accordingly, the Company has incurred significant recurring losses, negative working capital, and net operating cash outflows from operations since inception, which is attributable to its higher operating costs relative to its lack of revenue base. Operating expenses consist primarily of costs related to the Company’s sales of their product along with the associated research and development costs, as well as other recurring general and administrative expenses, such as professional fees, rent, and utilities. While management and the Company’s Board of Directors anticipate the Company will eventually exit the development stage by reaching a scale of profitability through the sale of Second Generation Aurora DC Battery Systems (“Gen 2.3”) and other complimentary products, they believe the current stage of the Company’s lifecycle justifies continued investment in the development and launch of product with outside capital at the expense of short-term profitability. Accordingly, the Company anticipates continuing to incur significant losses, negative working capital, and net operating cash outflows from operations for the foreseeable future to fund its obligations as they become due, which includes necessary funding to scale up of the Company’s operations to allow for the delivery of order backlog and additional order opportunities for its Gen 2.3 Battery System, continued investment in research and development, and commitments associated with the Company’s unconsolidated joint venture (see Note 6). In addition, as disclosed in Note 15, the materially adverse impact that COVID-19 has had on the global economy could deteriorate demand for the Company’s Gen 2.3 Battery System or impair its ability to continue to invest in research and development and its unconsolidated joint venture if the global pandemic worsens or anticipated vaccines and therapeutic remedies do not mitigate the spread of the disease.

As of June 30, 2020, Eos had total assets of $9,312, which includes total cash and cash equivalents of $920, total liabilities of $98,369, which includes the total amounts owed on the Company’s outstanding convertible notes payable of $85,636 that are due and payable on demand by the noteholders (see Note 11), contingently redeemable preferred units of $109,841 and a total members’ (deficit) of ($198,898), which is primarily attributable to the significant recurring losses the Company has accumulated since inception. The Company has historically relied on outside capital to fund its cost structure and expects this reliance to continue for the foreseeable future until the Company reaches a scale of profitability through its planned revenue generating activities. However, as of the date of issuance of these financial statements, the Company did not have sufficient capital to support its current cost structure, which includes the total amounts owed on the Company’s outstanding convertible notes, for one year after the date the accompanying unaudited interim condensed financial statements were issued.

As disclosed in Note 15, the Company entered into a letter of intent dated June 24, 2020 to merge with B. Riley Principal Merger Corp. II (“BMRG II”). BMRG II is a special acquisition company (“SPAC”) incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “SPAC transaction”). The SPAC transaction is currently expected to close in October 2020 and would allow all holders of the Company’s equity and equity-linked securities to receive a combination of common stock of the continuing public company, which will be a wholly owned subsidiary of BMRG II. Accordingly, as part of the closing of the SPAC transaction, the Company currently expects substantially all the total amounts owed on the Company’s outstanding convertible notes will be converted into shares of the continuing public company. The merger would result in a net increase in cash to the Company of between approximately $66.4 million, assuming maximum shareholder redemptions permitted under the Business Combination Agreement, and $212.3 million, assuming minimum shareholder redemption, for which management plans to use to, among other things, fund the Company’s obligations as they become due. While management believes they will be able to close the SPAC transaction in the fourth quarter of 2020, no assurance can be provided that such transaction will close or on terms that are acceptable to the Company. If the Company is unable to close the SPAC transaction, management plans to obtain additional outside capital to fund the Company’s current cost structure through the issuance of Series E Preferred shares and modify the terms of the Company’s outstanding convertible notes to, among other things, extend the current amounts owed to future periods. While management believes they would be able to issue Series E Preferred shares and modify the terms of the Company’s outstanding convertible notes in the event the SPAC transaction fails to close, no assurance can be provided that such issuance and modification will occur or on terms that are acceptable to the Company.

Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to close the SPAC transaction, or issue Series E Preferred shares and modify the terms of the Company’s outstanding convertible notes, management may have to seek other strategic alternatives, which could include, among other things, a sale of the Company, filing of insolvency, or a cessation of the Company’s operations.

The accompanying unaudited interim condensed financial statements have been prepared on the basis that the Company will continue to operate as a going-concern, which contemplates the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. The accompanying unaudited interim condensed financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Liquidity and Going Concern

The Company is in the development stage of its lifecycle and, as such, has no significant history of revenue generating activities. Accordingly, the Company has incurred significant recurring losses, negative working capital, and net operating cash outflows from operations since inception, which is attributable to its higher operating costs relative to its lack of revenue base. Operating expenses consist primarily of costs related to the Company’s sales of their product along with the associated research and development costs, as well as other recurring general and administrative expenses, such as professional fees, rent, and utilities. While management and the Company’s Board of Directors anticipate the Company will eventually exit the development stage by reaching a scale of profitability through the sale of Second Generation Aurora DC Battery Systems (“Gen 2.3”) and other complimentary products, they believe the current stage of the Company’s lifecycle justifies continued investment in the development and launch of product with outside capital at the expense of short-term profitability. Accordingly, the Company anticipates continuing to incur significant losses, negative working capital, and net operating cash outflows from operations for the foreseeable future to fund its obligations as they become due, which includes necessary funding to scale up of the Company’s operations to allow for the delivery of order backlog and additional order opportunities for its Gen 2.3 Battery System, continued investment in research and development, and commitments associated with the Company’s unconsolidated joint venture (see Note 6). In addition, as disclosed in Note 15, the materially adverse impact that COVID-19 has had on the global economy could deteriorate demand for the Company’s Gen 2.3 Battery System or impair its ability to continue to invest in research and development and its unconsolidated joint venture if the global pandemic worsens or anticipated vaccines and therapeutic remedies do not mitigate the spread of the disease.

As of June 30, 2020, Eos had total assets of $9,312, which includes total cash and cash equivalents of $920, total liabilities of $98,369, which includes the total amounts owed on the Company’s outstanding convertible notes payable of $85,636 that are due and payable on demand by the noteholders (see Note 11), contingently redeemable preferred units of $109,841 and a total members’ (deficit) of ($198,898), which is primarily attributable to the significant recurring losses the Company has accumulated since inception. The Company has historically relied on outside capital to fund its cost structure and expects this reliance to continue for the foreseeable future until the Company reaches a scale of profitability through its planned revenue generating activities. However, as of the date of issuance of these financial statements, the Company did not have sufficient capital to support its current cost structure, which includes the total amounts owed on the Company’s outstanding convertible notes, for one year after the date the accompanying unaudited interim condensed financial statements were issued.

As disclosed in Note 15, the Company entered into a letter of intent dated June 24, 2020 to merge with B. Riley Principal Merger Corp. II (“BMRG II”). BMRG II is a special acquisition company (“SPAC”) incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “SPAC transaction”). The SPAC transaction is currently expected to close in October 2020 and would allow all holders of the Company’s equity and equity-linked securities to receive a combination of common stock of the continuing public company, which will be a wholly owned subsidiary of BMRG II. Accordingly, as part of the closing of the SPAC transaction, the Company currently expects substantially all the total amounts owed on the Company’s outstanding convertible notes will be converted into shares of the continuing public company. The merger would result in a net increase in cash to the Company of between approximately $66.4 million, assuming maximum shareholder redemptions permitted under the Business Combination Agreement, and $212.3 million, assuming minimum shareholder redemption, for which management plans to use to, among other things, fund the Company’s obligations as they become due. While management believes they will be able to close the SPAC transaction in the fourth quarter of 2020, no assurance can be provided that such transaction will close or on terms that are acceptable to the Company. If the Company is unable to close the SPAC transaction, management plans to obtain additional outside capital to fund the Company’s current cost structure through the issuance of Series E Preferred shares and modify the terms of the Company’s outstanding convertible notes to, among other things, extend the current amounts owed to future periods. While management believes they would be able to issue Series E Preferred shares and modify the terms of the Company’s outstanding convertible notes in the event the SPAC transaction fails to close, no assurance can be provided that such issuance and modification will occur or on terms that are acceptable to the Company.

Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to close the SPAC transaction, or issue Series E Preferred shares and modify the terms of the Company’s outstanding convertible notes, management may have to seek other strategic alternatives, which could include, among other things, a sale of the Company, filing of insolvency, or a cessation of the Company’s operations.

The accompanying unaudited interim condensed financial statements have been prepared on the basis that the Company will continue to operate as a going-concern, which contemplates the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. The accompanying unaudited interim condensed financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Basis of Presentation		Basis of Presentation The financial statements include the accounts of the Company and have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).	Basis of Presentation The financial statements include the accounts of the Company and have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
Concentration of Credit Risk		Concentration of Credit Risk Eos maintains cash balances at FDIC-insured institutions. However, the FDIC limits may be exceeded at times. The Company has not experienced any losses on such accounts.	Concentration of Credit Risk Eos maintains cash balances at FDIC-insured institutions However, the FDIC limits may be exceeded at times. The Company has not experienced any losses on such accounts.
Cash and Cash Equivalents			Cash and Cash Equivalents Cash and cash equivalents include cash and highly liquid investments purchased with original maturities of three months or less.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates in the accompanying condensed financial statements include the valuation of derivatives, the relative fair value allocation of Phase II bridge financing proceeds, the valuation of inventory, and estimated lives used for depreciation and amortization purposes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates in the accompanying condensed financial statements include the valuation of derivatives, the relative fair value allocation of Phase II bridge financing proceeds, the valuation of inventory, and estimated lives used for depreciation and amortization purposes.

Income Taxes and Deferred Taxes

Income Taxes and Deferred Taxes

Eos complies with the accounting and reporting requirements of FASB ASC Topic 740, Income Taxes (ASC 740). Income taxes are computed under the asset and liability method reflecting both current and deferred taxes, which reflect the tax impact of all events included in the financial statements. The balance sheet approach (i) reflects a current tax liability or asset recognized for estimated taxes payable or refundable on tax returns for the current and prior years, (ii) reflects a deferred tax liability or asset recognized for the estimated future tax effects attributable to temporary differences and carryforwards, (iii) measures current and deferred tax liabilities and assets using the enacted tax rate of which the effects of future changes in tax laws or rates are not anticipated, and (iv) reduces deferred tax assets, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. Eos recognizes deferred tax assets only to the extent that management concludes these assets are more-likely-than-not to be realized. Significant judgement is required in assessing and estimating the more-likely-than-not tax consequences of the events included in the financial statements. Management considers all available positive and negative evidence, including future reversals of existing temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

Eos recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. Eos records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (i) management determines whether it is more-likely-than-not that the tax position will be sustained on the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, Eos recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company has determined that there are no uncertain income tax positions at December 31, 2018 and December 31, 2019 that do not meet the more-likely-than-not threshold under ASC 740. See Note 9 for further information.

Impairment of Long - Lived Assets

Impairment of Long — Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An assessment is performed to determine whether the depreciation and amortization of long-lived assets over their remaining lives can be recovered through projected undiscounted future cash flows. The amount of any long-lived asset impairment is measured based on fair value and is charged to operations in the period in which long-lived assets impairment is determined by management. For the years ended December 31, 2019 and 2018, the Company recorded impairment expenses of $1,590 and $1,441, respectively, primarily related to obsolete equipment relating to its prior generation battery and is reflected in cost of goods sold, research and development expenses and general and administrative expenses in the Statements of Operations.

Intangible Assets			Intangible Assets Intangible assets are stated at their historical cost and amortized on a straight-line basis over their expected useful lives.
Property and Equipment

Property and Equipment

Equipment is stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimate useful lives of the assets. Leasehold improvements are amortized on the straight-line method over the shorter of the estimated useful lives of the improvements or the life of the lease. Maintenance and repairs expenditures are expensed as incurred. Expenditures which significantly improve or extend the life of an asset are capitalized.

Risks and Uncertainties

Risks and Uncertainties

Eos holds several product patents, which if infringed upon, could result in significant expenses to defend. If Eos is unable to protect its intellectual property, it could have a significant impact on operations.

Risks and Uncertainties

Eos holds several product patents, which if infringed upon, could result in significant expenses to defend. If Eos is unable to protect its intellectual property, it could have a significant impact on operations.

Revenue from Contracts with Customers

Revenue from Contracts with Customers

Revenue is earned from the sales, installation, and commissioning of energy storage systems and is derived from customer contracts. Revenue is recognized in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring the promised goods and/or services to the customer, when or as the Company’s performance obligations are satisfied. For product sales of energy storage systems, the Company’s performance obligations are satisfied at the point in time when the customer obtains control of the system, which is either upon delivery of the goods at the customer’s designated location or upon the customer’s acceptance of the product after commissioning and testing at the customer’s site, depending on the specific terms of the respective contract with the customer. In addition, the corresponding installation and commissioning services related to the systems are performance obligations satisfied over time as the respective services are performed, based on an input measure of progress as labor costs relating to the installation and commissioning services are incurred. Further, extended warranties are offered by the Company and are identified as performance obligations that are satisfied over time, based on a time-elapsed measure of progress resulting in a ratable recognition of revenue over the respective warranty period. Payment terms generally include advance payments to reserve capacity and/or upon issuance of the customer’s purchase order, shipment readiness, with the remainder upon delivery and commissioning of the system. Shipping and handling costs are included in cost of sales. Sales tax collected from customers are recorded on a net basis and therefore, not included in revenue. Sales tax is recorded as a liability (payable) until remitted to governmental authorities.

The Company may enter into sales contracts that provide for performance obligations in addition to the sale of the product, including performance guarantees and service obligations. Under these sales contracts, transaction price is allocated to the various performance obligation based on the relative stand-alone selling prices of the promised goods and services. When the stand-alone selling price is not observable, revenue related to service type warranties is determined based on a best estimate of selling price using cost plus a reasonable margin and is recognized ratably over the period of performance.

Revenue from Contracts with Customers

Revenue is earned from the sales, installation, and commissioning of energy storage systems and is derived from customer contracts. Revenue is recognized in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring the promised goods and/or services to the customer, when or as the Company’s performance obligations are satisfied. For product sales of energy storage systems, the Company’s performance obligations are satisfied at the point in time when the customer obtains control of the system, which is either upon delivery of the goods at the customer’s designated location or upon the customer’s acceptance of the product after commissioning and testing at the customer’s site, depending on the specific terms of the respective contract with the customer. In addition, the corresponding installation and commissioning services related to the systems are performance obligations satisfied over time as the respective services are performed, based on an input measure of progress as labor costs relating to the installation and commissioning services are incurred. Further, extended warranties are offered by the Company and are identified as performance obligations that are satisfied over time, based on a time-elapsed measure of progress resulting in a ratable recognition of revenue over the respective warranty period. Payment terms generally include advance payments to reserve capacity and/or upon issuance of the customer’s purchase order, shipment readiness, with the remainder upon delivery and commissioning of the system. Shipping and handling costs are included in cost of sales. Sales tax collected from customers are recorded on a net basis and therefore, not included in revenue. Sales tax is recorded as a liability (payable) until remitted to governmental authorities.

The Company may enter into sales contracts that provide for performance obligations in addition to the sale of the product, including performance guarantees and service obligations. Under these sales contracts, transaction price is allocated to the various performance obligation based on the relative stand-alone selling prices of the promised goods and services. When the stand-alone selling price is not observable, revenue related to service type warranties is determined based on a best estimate of selling price using cost plus a reasonable margin and is recognized ratably over the period of performance.

Royalty Revenue

Royalty Revenue

The Company receives sales-based royalty payments related to the licensing of intellectual property to the Company’s JV. This represents a performance obligation that is satisfied over time as the licensee accesses the intellectual property by producing and selling products. The Company recognizes royalty revenues when the licensee sells products to third parties.

Royalty Revenue

The Company receives sales-based royalty payments related to the licensing of intellectual property to the Company’s JV. This represents a performance obligation that is satisfied over time as the licensee accesses the intellectual property by producing and selling products. The Company recognizes royalty revenues when the licensee sells products to third parties.

Product Warranty

Product Warranty

Warranty obligations are incurred in connection with the sale of the Company’s products. The Company generally provides a standard warranty for a period of one to two years, commencing upon commissioning. Costs to provide for warranty obligations are estimated and recorded as a liability at the time of recording the sale. Extended warranties are identified as performance obligations in the Company’s contracts with customers, and are discussed as part of revenue from contracts with customers. Costs incurred in satisfying the Company’s performance obligations with respect to extended warranties are recognized as expenses when incurred.

Product Warranty

Warranty obligations are incurred in connection with the sale of the Company’s products. The Company generally provides a standard warranty for a period of one to two years, commencing upon commissioning. Costs to provide for warranty obligations are estimated and recorded as a liability at the time of recording the sale. Extended warranties are identified as performance obligations in the Company’s contracts with customers, and are discussed as part of revenue from contracts with customers. Costs incurred in satisfying the Company’s performance obligations with respect to extended warranties are recognized as expenses when incurred.

Government Grants

Government Grants

The Company records grants received or receivable from government agencies as an offset to the related costs for which the grants are intended to compensate the Company. The costs of satisfying the Company’s obligations under the respective grant agreements are recognized as expense when incurred. Once the expenses are approved by the government agencies the Company records the grant receivable and related grant revenue.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred, which include materials, supplies, salaries, benefits and other costs related to research, development and testing of products.

Rent Expense

Rent Expense

The Company records rent expense on a straight-line basis based on the total minimum lease payments over the term of the lease. Differences between cash paid for lease payments and rent expense are recorded as Deferred rent on the Balance Sheets.

Accounts Receivable

Accounts Receivable

The Company evaluates the creditworthiness of its customers. If the collection of any specific receivable is doubtful, an allowance is recorded in the allowance for doubtful accounts. As of December 31, 2019 and 2018, no such allowances have been recorded. The Company had no accounts receivable as of December 31, 2019 and 2018.

Inventory

Inventory

Inventories are stated at the lower of cost, which approximates cost determined on a first-in, first-out basis, or net realizable value. The Company records inventory when it takes delivery and title to the product according to the terms of each supply contract.

The Company evaluates its ending inventories for excess quantities and obsolescence. Inventories that management considers excess or obsolete are reserved. Management considers forecasted demand in relation to the inventory on hand, competitiveness of product offerings, market conditions and product life cycles when determining excess and obsolescence and net realizable value adjustments. Once inventory is written down and a new cost basis is established, it is not written back up if demand increases.

Investment in unconsolidated joint venture

Investment in unconsolidated joint venture

The Company accounts for its investment in its unconsolidated joint venture using the equity method of accounting as it has been determined that the Company has the ability to exercise significant influence and is not otherwise required to consolidate. All significant decisions require unanimous consent of both joint venture members. Under the equity method, the investment is initially recorded at cost and subsequently adjusted for the Company’s share of equity in the joint venture’s income or loss.

The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other than temporary and to estimate the investment’s fair value.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the award. The Company uses the Black-Scholes option pricing model to estimate the fair value of awards, and generally these awards only have service conditions. The Company recognizes compensation cost on a straight-line basis over the requisite service/vesting period. Determining the appropriate fair value model and related assumptions requires judgment, including estimating volatility of the Company’s common stock and expected terms. The expected volatility rates are estimated based on historical and implied volatilities of comparable publicly traded companies. The expected term represents the average time that the options that vest are expected to be outstanding based on the vesting provisions, which is determined through the simplified method, since the Company does not have sufficient historical experience regarding the exercise of options. The Company has elected to recognize forfeitures as incurred.

Segments

Segments

The Company’s chief operating decision-maker (“CODM”) is its Chief Executive Officer and President. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by its CODM in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and notes payable — related party.

Accounting standards establish a hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The fair value hierarchy gives the highest priority to quoted market prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Accounting standards require financial assets and liabilities to be classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The carrying value of cash and cash equivalents, grants receivable, and accounts payable are considered to be representative of their fair value due to the short maturity of these instruments. The fair value of both the Company’s convertible notes payable — related party (the “Convertible Notes”) and the embedded derivative liability are classified within Level 3 of the fair value hierarchy.

The estimated future cash flows of the Convertible Notes were discounted using a discount rate derived from an appropriate risk-free interest rate yield curve and credit spread, and the estimated repayment date. As the Company does not have a market observable credit spread, the Company obtained a range of potential credit spreads available from market observable information on entities with a comparable credit risk. As of December 31, 2019, the estimated fair value of the convertible notes payable — related party is approximately $65,942, as compared to the carrying value of approximately $76,559.

The fair value of the embedded derivatives are determined using valuation techniques that require the use of assumptions concerning the amount and timing of future cash flows, discount rates, and probability of future events and redemption dates that are beyond management’s control. As of December 31, 2019, the fair value of the embedded derivative liability was $1,618.

As of December 31, 2018, the carrying value of the Company’s notes payable and convertible notes payable — related party of $1,000 and $2,350, respectively, approximate their fair values.

Refer to Note 11 for further discussion of the convertible notes payable — related party and the embedded derivatives.

Recent Accounting Standards

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU is effective for private companies for annual reporting periods beginning after December 15, 2021 and early adoption is permitted. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in ASU 2016-13 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The ASU is effective for annual reporting periods beginning after December 15, 2022. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU is effective for private companies for annual reporting periods beginning after December 15, 2021 and early adoption is permitted. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in ASU 2016-13 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The ASU is effective for annual reporting periods beginning after December 15, 2022. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.